Income Taxes (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Federal statutory tax benefit	$ (894)	$ (676)
Sale of NJ NOL credits	0	(1,124)
Permanent differences	9	30
State taxes	1	2
True up	(61)	53
Valuation allowance	947	591
Effective tax rate dollars	$ 2	$ (1,124)
Effective tax rate percentage	1.96%	34.74%
Federal research and development credits, expiration date	Dec. 31, 2033